22,263-8                      Exchange Act-Forms               1868   4-28-99

                                                            FORM 13F

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                                                           OMB APPROVAL
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                                                   OMB Number:      3235-0006
                                                   Expires:
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                                                      burden hours per
                                                      response:..........24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/2001
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Accel VI Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301
Form 13F File Number:  28-06253_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  G. Carter Sednaoui

Title:  General Partner

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui

--------------------------------
[Signature]

Princeton, New Jersey

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[City, State]

August 6, 2001
--------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                 None
                                                 ---------

Form 13F Information Table Entry Total:              6
                                                 ---------

Form 13F Information Table Value Total:           $21,868
                                                 ---------
                                                (thousands)


List of Other Included Managers:                   None

                                                   FORM 13F INFORMATION TABLE



                                                          VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED   NONE
--------------------------- -------------- ---------   ----------- --------   ---  ----  ------- --------  --------  -------- ------
Advanced Radio Telecom         Common      00754U101         0     1,526,250   SH          Sole            1,526,250    0        0
IBeam Broadcasting Corp.       Common      45073P101     3,229     8,280,755   SH          Sole            8,280,755    0        0
Inktomi Corporation            Common      457277101     1,767       184,291   SH          Sole              184,291    0        0
Interwoven, Inc.               Common      46114T102       184        10,880   SH          Sole               10,880    0        0
Quokka Sports, Inc.            Common      749077103         0        57,240   SH          Sole               57,240    0        0
Support.com, Inc.              Common      868587106    16,688     2,587,214   SH          Sole            2,587,214    0        0

                                            Total       21,868

